UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 43.7%
Aerospace & Defense – 0.4%
58,840	The Boeing Co.	$ 7,089,043

Auto Components – 0.4%
417,599	Nokian Renkaat OYJ ADR	7,207,759

Automobiles – 0.4%
168,126	Bayerische Motoren Werke AG ADR	6,662,833

Beverages – 0.7%
45,428	Anheuser-Busch InBev NV ADR	4,905,316
89,821	PepsiCo, Inc.	7,913,230

		12,818,546

Capital Markets – 2.2%
488,881	AllianceBernstein Holding LP	12,779,349
77,910	Ameriprise Financial, Inc.	9,318,036
916,383	Ares Capital Corp.	15,312,760

		37,410,145

Chemicals – 0.4%
117,012	Celanese Corp. Series A	6,811,269

Commercial Banks – 2.6%
319,364	Australia & New Zealand Banking Group Ltd. ADR	9,980,125
368,280	JPMorgan Chase & Co.	21,238,708
50,821	M&T Bank Corp.	6,174,751
155,940	Wells Fargo & Co.	7,937,346

		45,330,930

Commercial Services & Supplies – 0.6%
237,680	Waste Management, Inc.	10,669,455

Communications Equipment – 1.4%
426,504	Cisco Systems, Inc.	10,760,696
97,588	QUALCOMM, Inc.	7,192,236
555,647	Telefonaktiebolaget LM Ericsson ADR	6,906,692

		24,859,624

Computers & Peripherals – 1.6%
89,586	Apple, Inc.	8,561,734
260,203	EMC Corp.	7,623,948
315,010	Hewlett-Packard Co.	11,217,506

		27,403,188

Consumer Finance – 1.3%
139,656	Capital One Financial Corp.	11,108,238
605,109	Navient Corp.	10,407,875

		21,516,113

Containers & Packaging – 0.6%
145,878	Packaging Corp. of America	9,651,288

Shares	Description	Value
Common Stocks – (continued)
Diversified Telecommunication Services – 2.0%
343,605	AT&T, Inc.	$ 12,228,902
385,432	Telefonica SA ADR	6,259,416
302,179	Verizon Communications, Inc.	15,235,865

		33,724,183

Electric Utilities – 1.8%
136,695	Edison International	7,490,886
488,692	FirstEnergy Corp.	15,252,077
95,785	NextEra Energy, Inc.	8,993,254

		31,736,217

Energy Equipment & Services – 0.4%
208,599	Seadrill Partners LLC	6,758,608

Food & Staples Retailing – 0.4%
86,475	Wal-Mart Stores, Inc.	6,362,830

Food Products – 0.6%
363,305	ConAgra Foods, Inc.	10,946,380

Health Care Providers & Services – 0.6%
134,015	Cardinal Health, Inc.	9,602,175

Hotels, Restaurants & Leisure – 0.3%
74,720	Starwood Hotels & Resorts Worldwide, Inc.	5,741,485

Household Products – 0.6%
134,777	The Procter & Gamble Co.	10,420,958

Industrial Conglomerates – 2.1%
1,459,907	General Electric Co.	36,716,661

Insurance – 3.4%
194,525	Arthur J. Gallagher & Co.	8,753,625
524,223	Direct Line Insurance Group PLC ADR	10,248,560
44,249	Everest Re Group Ltd.	6,898,862
184,589	MetLife, Inc.	9,709,381
120,915	Prudential Financial, Inc.	10,515,977
182,439	Validus Holdings Ltd.	6,664,497
168,503	Zurich Insurance Group AG ADR	4,896,697

		57,687,599

Machinery – 0.4%
72,277	Caterpillar, Inc.	7,281,908

Media – 0.5%
97,475	Viacom, Inc. Class B	8,058,258

Multi-Utilities – 0.4%
153,927	PG&E Corp.	6,875,919

Oil, Gas & Consumable Fuels – 7.1%
128,700	BP PLC ADR	6,302,439
153,643	Chesapeake Energy Corp.	4,051,566
176,132	DCP Midstream Partners LP	9,593,910
160,497	Devon Energy Corp.	12,117,523
201,926	Energy Transfer Partners LP	11,255,355
95,103	Enterprise Products Partners LP	7,094,684
65,053	Exxon Mobil Corp.	6,436,344

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
175,022	NGL Energy Partners LP	$ 7,517,195
85,619	ONEOK Partners LP	4,801,514
132,014	Plains All American Pipeline LP	7,571,003
263,458	Regency Energy Partners LP	7,948,528
38,187	Rose Rock Midstream LP	2,031,930
104,376	Spectra Energy Partners LP	5,384,758
163,331	Targa Resources Partners LP	10,923,577
46,317	TC Pipelines LP	2,436,737
78,508	Teekay LNG Partners LP	3,363,283
217,757	Total SA ADR	14,045,326

		122,875,672

Pharmaceuticals – 3.9%
210,694	Eli Lilly & Co.	12,864,976
321,768	Merck & Co., Inc.	18,257,116
95,047	Novartis AG ADR	8,263,386
691,986	Pfizer, Inc.	19,859,998
137,957	Sanofi ADR	7,211,013

		66,456,489

Real Estate Investment Trusts – 2.3%
40,157	AvalonBay Communities, Inc.	5,946,449
252,187	Brixmor Property Group, Inc.	5,712,036
591,574	Starwood Property Trust, Inc.	13,961,146
1,281,536	Two Harbors Investment Corp.	13,110,113

		38,729,744

Semiconductors & Semiconductor Equipment – 0.6%
167,743	Altera Corp.	5,488,551
190,762	Maxim Integrated Products, Inc.	5,591,234

		11,079,785

Software – 0.9%
355,370	Microsoft Corp.	15,337,769

Specialty Retail – 1.4%
203,342	L Brands, Inc.	11,787,736
289,686	The Gap, Inc.	11,619,305

		23,407,041

Thrifts & Mortgage Finance – 0.5%
592,421	New York Community Bancorp, Inc.	9,407,645

Tobacco – 0.4%
157,903	Altria Group, Inc.	6,410,862

Wireless Telecommunication Services – 0.5%
274,514	Vodafone Group PLC ADR	9,119,355

TOTAL COMMON STOCKS		$752,167,736

Shares	Rate	Value
Preferred Stocks – 4.2%
Consumer Finance – 0.9%
Capital One Financial Corp.
175,000	6.000%	$ 4,236,750
Citigroup Capital XIII(a)
145,263	7.875	3,935,175
CoBank ACB(a)(b)
10,000	6.250	1,043,000
GMAC Capital Trust I(a)
154,150	8.125	4,189,797
Merrill Lynch Capital Trust I(a)
121,418	6.450	3,074,304

		16,479,026

Diversified Telecommunication Services – 0.9%
Intelsat SA
57,200	5.750	2,817,100
Verizon Communications, Inc.
473,800	5.900	12,043,996

		14,861,096

Electric Utilities – 0.7%
Exelon Corp.
80,000	6.500	3,928,000
SCE Trust III(a)
320,000	5.750	8,284,800

		12,212,800

Real Estate Investment Trusts – 1.7%
DDR Corp.
110,000	6.250	2,688,400
DuPont Fabros Technology, Inc.
76,935	7.625	1,954,918
Public Storage
309,531	5.750	7,568,033
Taubman Centers, Inc.
279,195	6.500	7,044,090
Ventas Realty LP/Ventas Capital Corp.
120,000	5.450	2,857,200
Vornado Realty Trust
270,788	6.625	6,888,576

		29,001,217

TOTAL PREFERRED STOCKS		$ 72,554,139

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 46.8%
Aerospace(c) – 0.2%
TransDigm, Inc.
$3,650,000	7.500%		07/15/21	$ 4,001,312

Airlines(b) – 0.2%
Air Canada
2,884,762	5.375		11/15/22	2,958,612

Automotive – 0.1%
General Motors Co.
2,000,000	6.250		10/02/43	2,265,000

Banks – 7.6%
Bank of America Corp.
3,000,000	6.110		01/29/37	3,444,878
5,250,000	7.750		05/14/38	7,132,257
7,900,000	5.125	(a)(c)	06/17/49	7,712,375

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Barclays Bank PLC(a)(c)
GBP	4,500,000	7.000%		09/15/49	$ 7,540,367
EUR	1,250,000	4.875		12/15/49	1,628,151
Citigroup, Inc.(a)(c)
	$9,300,000	5.900		02/15/49	9,241,875
	5,075,000	6.300		05/15/49	5,094,031
Credit Agricole SA(a)(c)
	4,000,000	7.875	(b)	01/23/49	4,300,000
GBP	938,000	5.000		06/20/49	1,602,965
	2,000,000	7.500		06/23/49	3,414,586
Credit Suisse Group AG(a)(b)(c)
	$9,450,000	7.500		12/11/49	10,395,000
Intesa Sanpaolo SpA(b)
	4,100,000	5.017		06/26/24	4,055,474
JPMorgan Chase & Co.(a)(c)
	9,000,000	6.125		04/30/49	9,135,000
KBC Groep NV(a)(c)
EUR	9,200,000	5.625		03/19/49	12,212,516
Lloyds Banking Group PLC(a)(c)
GBP	3,065,000	7.000		06/27/49	5,263,677
	$10,000,000	7.500		06/27/49	10,625,000
GBP	2,000,000	7.625		06/27/49	3,555,831
M&T Bank Corp.(a)(c)
	$5,150,000	6.450		02/15/49	5,459,000
Royal Bank of Scotland Group PLC
	5,000,000	5.125		05/28/24	4,994,719
SMFG Preferred Capital GBP 2 Ltd.(a)(c)
GBP	1,000,000	10.231		01/25/49	2,404,513
Stichting AK Rabobank Certificaten
EUR	8,000,000	6.500		12/29/49	11,748,398

					130,960,613

Building Materials(c) – 0.2%
HD Supply, Inc.
	$4,000,000	7.500		07/15/20	4,210,000

Chemicals(c) – 0.7%
Ashland, Inc.
	2,000,000	4.750		08/15/22	1,935,000
	4,000,000	6.875		05/15/43	4,240,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
	2,400,000	8.875		02/01/18	2,466,000
PQ Corp.(b)
	1,200,000	8.750		05/01/18	1,284,000
Rayonier AM Products, Inc.(b)
	1,350,000	5.500		06/01/24	1,346,625

					11,271,625

Consumer Cyclical Services - Business(c) – 1.6%
Ceridian LLC/Comdata, Inc.(b)
	2,000,000	8.125		11/15/17	1,995,000
CoreLogic, Inc.
	3,400,000	7.250		06/01/21	3,612,500
Equinix, Inc.
	6,000,000	5.375		04/01/23	6,000,000
First Data Corp.
	5,000,000	8.250	(b)	01/15/21	5,337,500
	1,950,000	11.250		01/15/21	2,208,375
WEX, Inc.(b)
	9,476,000	4.750		02/01/23	9,144,340

					28,297,715

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Consumer Cyclical Services - Rental Equipment(b)(c) – 0.9%
Ahern Rentals, Inc.
	$4,750,000	9.500%		06/15/18	$ 5,153,750
Algeco Scotsman Global Finance PLC
	3,000,000	8.500		10/15/18	3,067,500
	5,000,000	10.750		10/15/19	4,970,833
Jurassic Holdings III, Inc.
	2,850,000	6.875		02/15/21	2,842,875

					16,034,958

Consumer Products – 0.3%
Avon Products, Inc.
	275,000	5.000		03/15/23	268,267
Spectrum Brands, Inc.(c)
	4,000,000	6.625		11/15/22	4,270,000

					4,538,267

Consumer Products - Industrial(c) – 0.7%
ADS Waste Holdings, Inc.
	11,000,000	8.250		10/01/20	11,825,000

Electric(c) – 1.4%
Electricite de France SA(a)
GBP	2,000,000	6.000		01/29/49	3,556,909
Enel SpA(a)
	$4,000,000	8.750	(b)	09/24/73	4,700,000
GBP	3,500,000	7.750		09/10/75	6,477,200
	1,500,000	6.625		09/15/76	2,638,454
NGG Finance PLC(a)
	1,000,000	5.625		06/18/73	1,763,598
Puget Sound Energy, Inc.(a)
	$550,000	6.974		06/01/67	574,750
RJS Power Holdings LLC(b)
	4,000,000	5.125		07/15/19	3,940,000

					23,650,911

Energy – 3.3%
Chaparral Energy, Inc.(c)
	6,000,000	8.250		09/01/21	6,450,000
Halcon Resources Corp.(c)
	3,000,000	9.750		07/15/20	3,187,500
	4,500,000	8.875		05/15/21	4,657,500
Kinder Morgan, Inc.(b)(c)
	8,000,000	5.625		11/15/23	8,300,000
Magnum Hunter Resources Corp.(c)
	2,000,000	9.750		05/15/20	2,155,000
MEG Energy Corp.(b)(c)
	5,375,000	6.375		01/30/23	5,536,250
	9,000,000	7.000		03/31/24	9,540,000
Nexen Energy ULC
	5,000	6.400		05/15/37	6,062
	50,000	7.500		07/30/39	68,956
Oasis Petroleum, Inc.(b)(c)
	3,650,000	6.875		03/15/22	3,969,375
Peabody Energy Corp.(c)
	1,000,000	4.750		12/15/41	740,600
Seadrill Ltd.(b)
	10,000,000	6.125		09/15/20	9,975,000
Transocean, Inc.
	2,014,000	6.800		03/15/38	2,212,076

					56,798,319

Entertainment(b)(c) – 0.5%
WMG Acquisition Corp.
	8,500,000	5.625		04/15/22	8,457,500

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Financial Co. - Non Captive(c) – 1.0%
GE Capital Trust I(a)
$74,000	6.375%		11/15/67	$ 82,325
General Electric Capital Corp.(a)
7,100,000	5.250		06/15/49	7,206,500
Harbinger Group, Inc.
2,000,000	7.875		07/15/19	2,180,000
1,500,000	7.750		01/15/22	1,530,000
Nationstar Mortgage LLC/Nationstar Capital Corp.
5,000,000	6.500		07/01/21	4,825,000
Speedy Cash Intermediate Holdings Corp.(b)
1,500,000	10.750		05/15/18	1,492,500

				17,316,325

Food & Beverage – 1.9%
B&G Foods, Inc.(c)
4,500,000	4.625		06/01/21	4,387,500
Barry Callebaut Services NV(b)
2,500,000	5.500		06/15/23	2,643,828
Chiquita Brands International, Inc./Chiquita Brands LLC(c)
603,000	7.875		02/01/21	648,225
Cott Beverages, Inc.(b)(c)
5,000,000	5.375		07/01/22	4,912,500
Post Holdings, Inc.(c)
6,250,000	6.750	(b)	12/01/21	6,453,125
6,250,000	7.375		02/15/22	6,593,750
6,300,000	6.000	(b)	12/15/22	6,221,250

				31,860,178

Gaming – 1.0%
Caesars Entertainment Operating Co., Inc.(c)
6,000,000	9.000		02/15/20	4,980,000
CyrusOne LP/CyrusOne Finance Corp.(c)
2,699,000	6.375		11/15/22	2,854,192
GLP Capital LP/GLP Financing II, Inc.(c)
5,600,000	5.375		11/01/23	5,708,500
Graton Economic Development Authority(b)(c)
50,000	9.625		09/01/19	55,500
MGM Resorts International
3,500,000	7.750		03/15/22	4,007,500

				17,605,692

Health Care – 3.7%
Amsurg Corp.(b)(c)
4,000,000	5.625		07/15/22	4,030,000
CHS/Community Health Systems, Inc.(b)(c)
15,000,000	6.875		02/01/22	15,525,000
Crimson Merger Sub, Inc.(b)(c)
10,000,000	6.625		05/15/22	9,550,000
Fresenius Medical Care US Finance II, Inc.(b)
5,000,000	5.875		01/31/22	5,475,000
HCA, Inc.
5,000,000	7.500		02/15/22	5,675,000
2,000,000	5.875		03/15/22	2,125,000
9,000,000	4.750		05/01/23	8,842,500
2,000,000	5.875		05/01/23	2,065,000
MPH Acquisition Holdings LLC(b)(c)
10,450,000	6.625		04/01/22	10,632,875

				63,920,375

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Health Care - Pharmaceuticals(b)(c) – 0.3%
Valeant Pharmaceuticals International
$5,000,000	6.750%	08/15/21	$ 5,237,500

Health Care - Services(c) – 0.4%
Envision Healthcare Corp.(b)
2,600,000	5.125	07/01/22	2,593,500
MPT Operating Partnership LP/MPT Finance Corp.
1,320,000	6.375	02/15/22	1,405,800
2,355,000	5.500	05/01/24	2,402,100

			6,401,400

Home Construction(c) – 0.9%
Beazer Homes USA, Inc.
1,650,000	7.500	09/15/21	1,716,000
Brookfield Residential Properties, Inc.(b)
3,500,000	6.500	12/15/20	3,676,050
3,000,000	6.125	07/01/22	3,084,300
MDC Holdings, Inc.
2,000,000	5.500	01/15/24	2,041,591
2,000,000	6.000	01/15/43	1,875,605
William Lyon Homes, Inc.(b)
3,000,000	7.000	08/15/22	3,000,000

			15,393,546

Lodging(b)(c) – 0.2%
MCE Finance Ltd.
3,000,000	5.000	02/15/21	2,940,000

Media - Cable(c) – 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
4,000,000	5.750	09/01/23	3,960,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.(b)
7,150,000	5.125	12/15/21	6,899,750
Numericable Group SA(b)
6,850,000	6.000	05/15/22	6,892,812

			17,752,562

Media - Non Cable(c) – 2.9%
Clear Channel Communications, Inc.
11,650,000	9.000	12/15/19	11,970,375
Griffey Intermediate, Inc./Griffey Finance Sub LLC(b)
1,242,000	7.000	10/15/20	1,105,380
Lamar Media Corp.
5,000,000	5.000	05/01/23	4,956,250
Nielsen Finance LLC/Nielsen Finance Co.(b)
5,500,000	5.000	04/15/22	5,500,000
Sirius XM Radio, Inc.(b)
15,125,000	6.000	07/15/24	15,351,875
Videotron Ltd.(b)
11,500,000	5.375	06/15/24	11,650,650

			50,534,530

Packaging – 2.2%
Ardagh Packaging Finance PLC(b)(c)
4,000,000	6.250	01/31/19	4,000,000
2,500,000	9.125	10/15/20	2,700,000
132,353	7.000	11/15/20	131,360
10,150,000	6.000	06/30/21	9,794,750

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Packaging – (continued)
Crown Americas LLC/Crown Americas Capital Corp. IV
	$3,000,000	4.500%		01/15/23	$ 2,835,000
Reynolds Group Issuer, Inc.(c)
	3,500,000	9.875		08/15/19	3,780,000
	8,450,000	8.250		02/15/21	8,957,000
Sealed Air Corp.(b)
	4,000,000	5.250	(c)	04/01/23	3,970,000
	2,490,000	6.875		07/15/33	2,552,250

					38,720,360

Pipelines – 0.7%
Enterprise Products Operating LLC(a)(c)
	100,000	8.375		08/01/66	112,500
	1,000,000	7.000		06/01/67	1,055,000
Sabine Pass Liquefaction LLC(b)
	4,000,000	6.250		03/15/22	4,230,000
The Williams Cos., Inc.
	5,000,000	7.500		01/15/31	5,862,885

					11,260,385

Property/Casualty Insurance – 1.1%
AIG Life Holdings, Inc.
	3,500,000	8.500		07/01/30	4,681,250
MetLife, Inc.(c)
	200,000	6.400		12/15/36	224,000
RL Finance Bonds No. 2 PLC(a)(c)
GBP	3,050,000	6.125		11/30/43	5,326,800
Scottish Widows PLC
	4,000,000	7.000		06/16/43	7,763,341
Transatlantic Holdings, Inc.
	$75,000	8.000		11/30/39	103,651

					18,099,042

Real Estate(c) – 0.1%
DuPont Fabros Technology LP
	2,000,000	5.875		09/15/21	2,055,000

Restaurants(b)(c) – 0.5%
Seminole Hard Rock Entertainment, Inc.
	8,950,000	5.875		05/15/21	8,681,500

Retailers – 0.9%
L Brands, Inc.
	6,000,000	5.625		02/15/22	6,285,000
Neiman Marcus Group Ltd., Inc.(b)(c)
	7,000,000	8.000		10/15/21	7,350,000
The Men’s Wearhouse, Inc.(b)(c)
	700,000	7.000		07/01/22	729,750
The Neiman Marcus Group, Inc.
	1,500,000	7.125		06/01/28	1,526,250

					15,891,000

Retailers - Food & Drug(c) – 1.1%
BI-LO LLC/BI-LO Finance Corp.(b)(d)
	10,000,000	8.625		09/15/18	10,125,000
Ingles Markets, Inc.
	9,000,000	5.750		06/15/23	9,045,000

					19,170,000

Technology - Software(b)(c) – 0.8%
BMC Software Finance, Inc.
	5,000,000	8.125		07/15/21	5,012,500
Infor Software Parent LLC/Infor Software Parent, Inc.(d)
	3,000,000	7.125		05/01/21	2,992,500
Nuance Communications, Inc.
	5,000,000	5.375		08/15/20	5,062,500

					13,067,500

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Transportation(b)(c) – 0.2%
Florida East Coast Holdings Corp.
	$3,850,000	6.750%	05/01/19	$ 3,955,875

Wireless Telecommunications – 6.7%
Altice Finco SA(b)(c)
	2,000,000	8.125	01/15/24	2,126,667
Crown Castle International Corp.
	6,000,000	5.250	01/15/23	6,045,000
Digicel Group Ltd.(b)(c)
	3,800,000	8.250	09/30/20	4,058,400
	7,000,000	7.125	04/01/22	7,070,000
Digicel Ltd.(b)(c)
	950,000	7.000	02/15/20	1,000,271
Inmarsat Finance PLC(b)(c)
	2,700,000	4.875	05/15/22	2,673,000
Intelsat Jackson Holdings SA(c)
	11,000,000	6.625	12/15/22	11,082,500
Intelsat Luxembourg SA(c)
	6,000,000	7.750	06/01/21	6,120,000
	2,500,000	8.125	06/01/23	2,587,500
SBA Communications Corp.(b)(c)
	6,500,000	4.875	07/15/22	6,240,000
Softbank Corp.(b)
	7,000,000	4.500	04/15/20	7,008,750
Sprint Capital Corp.
	5,500,000	6.875	11/15/28	5,335,000
Sprint Corp.(b)
	4,425,000	7.250	09/15/21	4,712,625
	15,200,000	7.875	09/15/23	16,340,000
	4,500,000	7.125	06/15/24	4,680,000
T-Mobile USA, Inc.(c)
	2,000,000	6.250	04/01/21	2,080,000
	8,200,000	6.625	04/01/23	8,589,500
VimpelCom Holdings BV
	1,000,000	7.504	03/01/22	1,010,000
Wind Acquisition Finance SA(b)(c)
	5,700,000	4.750	07/15/20	5,657,250
	10,500,000	7.375	04/23/21	11,011,875

				115,428,338

Wirelines Telecommunications – 1.5%
Frontier Communications Corp.
	7,776,000	8.500	04/15/20	8,981,280
Koninklijke KPN NV(a)(c)
GBP	2,750,000	6.875	03/14/73	4,794,783
	$3,500,000	7.000	03/28/73	3,657,500
Verizon Communications, Inc.(c)
	7,800,000	5.050	03/15/34	8,273,443

				25,707,006

TOTAL CORPORATE OBLIGATIONS				$ 806,267,946

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 0.1%
Collateralized Mortgage Obligations – 0.1%
Adjustable Rate Non-Agency(a) – 0.1%
Countrywide Alternative Loan Trust Series 2005-31, Class 2A1
$178,729	0.452%	08/25/35	$ 154,176
Countrywide Alternative Loan Trust Series 2005-38, Class A3
201,059	0.502	09/25/35	177,663
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
12,991	2.511	11/20/34	12,586
JPMorgan Alternative Loan Trust Series 2005-A2, Class 1A1
187,770	0.412	01/25/36	170,820
Merrill Lynch Alternative Note Asset Trust Series 2007-0AR3, Class A1
414,048	0.345	07/25/47	320,806
Structured Adjustable Rate Mortgage Loan Trust Series 2004-06, Class 3A2
182,379	2.385	06/25/34	185,568
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
92,285	2.598	08/25/33	94,435

			1,116,054

Interest Only(e) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
3,997	5.250	07/25/33	158
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)
45,733	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)
58,539	0.000	08/25/33	—
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
49,327	0.123	08/25/33	331
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
12,494	0.320	07/25/33	46

			535

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 1,116,589

Asset-Backed Securities – 0.0%
Home Equity(a) – 0.0%
Countrywide Home Equity Loan Trust Series 2003-D, Class A
$7,278	0.412%	06/15/29	$ 7,187
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A
79,065	0.432	02/15/34	68,347
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
23,462	7.000	09/25/37	23,321
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
35,807	6.849	09/25/37	35,532

			134,387

Manufactured Housing – 0.0%
Mid-State Trust Series 4, Class A
47,812	8.330	04/01/30	48,664

TOTAL ASSET-BACKED SECURITIES			$ 183,051

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(f) – 1.6%
Energy – 0.0%
American Energy Marcellus LLC
$850,000	0.000%	07/09/21	$ 851,063

Health Care - Services – 0.4%
Sedgwick, Inc.
6,275,000	6.750	02/28/22	6,256,677
U.S. Renal Care, Inc.
191,000	10.250	01/03/20	193,388

			6,450,065

Home Construction – 0.3%
William Lyon Homes, Inc.
5,000,000	0.000	07/15/15	5,000,000

Media - Broadcasting & Radio – 0.4%
Clear Channel Communications, Inc.
2,550,000	3.805	01/29/16	2,522,230
Getty Images, Inc.
4,317,128	4.750	10/18/19	4,165,511

			6,687,741

Media - Non Cable – 0.1%
Affinion Group, Inc.
3,000,000	8.500	10/12/18	2,935,830

Retailers – 0.2%
True Religion Apparel, Inc.
4,208,625	5.875	07/30/19	3,885,950

Technology - Software/Services – 0.1%
BMC Software Finance, Inc.
1,920,556	5.000	09/10/20	1,906,151

Wireless Telecommunications – 0.1%
Alcatel-Lucent USA, Inc.
985,000	4.500	01/30/19	982,360

TOTAL SENIOR TERM LOANS			$ 28,699,160

Shares	Description	Value
Investment Company(g) – 0.2%
409,167	Goldman Sachs High Yield Fund - Institutional Shares	$ 2,925,541

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(h) – 2.3%
Repurchase Agreement – 2.3%
Joint Repurchase Agreement Account II
$39,600,000	0.092%	08/01/14	$ 39,600,000

TOTAL INVESTMENTS – 98.9%			$1,703,514,162

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%			18,829,263

NET ASSETS – 100.0%			$1,722,343,425

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at July 31, 2014.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $391,102,852, which represents approximately 22.7% of net assets as of July 31, 2014.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Pay-in-kind securities.

(e)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at July 31, 2014. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(g)	Represents an affiliated issuer.

(h)	Joint repurchase agreement was entered into on July 31, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound

Investment Abbreviations:
ADR	— American Depositary Receipt
BP	— British Pound Offered Rate
LIBOR	— London Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Deutsche Bank AG (London)	USD/GBP	09/08/14	$56,782,299	$619,433
Royal Bank of Canada	USD/EUR	09/12/14	29,938,222	107,231

TOTAL				$726,664

FUTURES CONTRACTS — At July 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	(27)	September 2014	$(4,072,781)	$27,231
2 Year U.S. Treasury Notes	(359)	September 2014	(78,772,453)	117,225
5 Year U.S. Treasury Notes	(2,280)	September 2014	(270,945,939)	1,598,554
10 Year U.S. Treasury Notes	(2,197)	September 2014	(273,766,797)	1,765,237
20 Year U.S. Treasury Bonds	(1,150)	September 2014	(158,017,188)	(426,307)

TOTAL				$3,081,940

SWAP CONTRACTS — At July 31, 2014, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at July 31, 2014(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$700	1.000%	06/20/16	0.249%	$377	$10,417
Morgan Stanley Capital Services, Inc.		800	1.000	06/20/16	0.249	412	11,924

TOTAL						$789	$22,341

(a)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At July 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,655,217,730

Gross unrealized gain	71,036,353
Gross unrealized loss	(22,739,921)

Net unrealized security gain	$48,296,432

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 95.7%
Aerospace & Defense – 2.7%
817,100	United Technologies Corp.	$ 85,918,065

Beverages – 2.5%
911,880	PepsiCo., Inc.	80,336,628

Capital Markets – 4.6%
1,377,700	Franklin Resources, Inc.	74,602,455
956,935	T. Rowe Price Group, Inc.	74,315,572

		148,918,027

Chemicals – 11.4%
689,700	Ecolab, Inc.	74,853,141
716,200	Monsanto Co.	80,995,058
380,600	Praxair, Inc.	48,770,084
41,917	Rentech Nitrogen Partners LP	707,140
412,000	The Sherwin-Williams Co.	84,966,760
1,044,208	The Valspar Corp.	78,367,810

		368,659,993

Communications Equipment – 1.6%
752,500	Harris Corp.	51,373,175
6,000	QUALCOMM, Inc.	442,200

		51,815,375

Food Products – 4.2%
1,179,100	Hormel Foods Corp.	53,366,066
720,400	McCormick & Co., Inc.	47,387,912
449,575	Nestle SA ADR	33,335,986

		134,089,964

Health Care Providers & Services – 2.7%
1,198,200	Cardinal Health, Inc.	85,851,030

Household Products – 2.1%
1,034,000	Church & Dwight Co., Inc.	66,362,120

Industrial Conglomerates – 2.5%
567,200	Roper Industries, Inc.	81,716,504

Insurance – 1.9%
1,342,500	HCC Insurance Holdings, Inc.	62,667,900

IT Services – 3.9%
799,500	Automatic Data Processing, Inc.	65,007,345
312,400	International Business Machines Corp.	59,877,708

		124,885,053

Leisure Equipment & Products – 2.6%
577,500	Polaris Industries, Inc.	85,204,350

Machinery – 2.2%
609,000	Parker Hannifin Corp.	70,004,550

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 21.4%
675,828	Access Midstream Partners LP	$ 40,698,362
497,600	Enable Midstream Partners LP	11,852,832
933,800	Energy Transfer Equity LP	50,789,382
704,900	Enterprise Products Partners LP	52,585,540
900,100	EOG Resources, Inc.	98,506,944
508,316	EQT Midstream Partners LP	43,989,667
782,940	Genesis Energy LP	41,096,520
557,500	Kinder Morgan Energy Partners LP	45,168,650
736,100	Magellan Midstream Partners LP	59,027,859
654,500	MarkWest Energy Partners LP	45,684,100
589,500	NGL Energy Partners LP	25,319,025
280,000	ONEOK Partners LP	15,702,400
902,800	Plains All American Pipeline LP	51,775,580
949,100	Sunoco Logistics Partners LP	42,130,549
592,870	Western Gas Partners LP	43,937,596
417,900	Williams Partners LP	21,162,456

		689,427,462

Pharmaceuticals – 8.0%
1,569,000	Novo Nordisk A/S ADR	72,252,450
641,200	Perrigo Co. PLC	96,468,540
2,483,258	Roche Holding AG ADR	90,204,347

		258,925,337

Road & Rail – 2.8%
1,348,500	Canadian National Railway Co.	90,133,740

Semiconductors & Semiconductor Equipment – 2.7%
2,524,336	Intel Corp.	85,549,747

Software – 1.4%
382,320	FactSet Research Systems, Inc.	45,928,102

Specialty Retail – 7.0%
1,708,100	Lowe’s Cos., Inc.	81,732,585
736,600	Tiffany & Co.	71,899,526
1,372,781	TJX Cos., Inc.	73,155,499

		226,787,610

Textiles, Apparel & Luxury Goods – 5.4%
1,058,700	NIKE, Inc. Class B	81,657,531
1,533,780	VF Corp.	93,974,701

		175,632,232

Trading Companies & Distributors – 2.1%
287,675	W.W. Grainger, Inc.	67,646,776

TOTAL COMMON STOCKS		$3,086,460,565

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments(a) – 4.1%
Repurchase Agreement – 4.1%
Joint Repurchase Agreement Account II
$133,800,000	0.092%	08/01/14	$ 133,800,000

TOTAL INVESTMENTS – 99.8%			$3,220,260,565

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			6,079,251

NET ASSETS – 100.0%			$3,226,339,816

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Joint repurchase agreement was entered into on July 31, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,637,632,101

Gross unrealized gain	596,025,072
Gross unrealized loss	(13,396,608)

Net unrealized security gain	$582,628,464

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Senior Term Loans — Senior term loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, Assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

Underlying Funds — Investments in the Underlying Funds are valued at the NAV per share of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy.

The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Swap Contracts — Swaps are marked-to-market daily using pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2014:

INCOME BUILDER

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock(a)
Europe	$98,787,400	$—	$—
North America	643,400,211	—	—
Oceania	9,980,125	—	—
Preferred Stocks(a)
Europe	—	2,817,100	—
North America	29,001,217	40,735,822	—
Fixed Income
Corporate Obligations	—	806,267,946	—
Mortgage-Backed Obligations	—	1,116,589	—
Asset-Backed Securities	—	183,051	—
Senior Term Loans	—	23,505,772	5,193,388
Investment Companies	2,925,541	—	—
Short-term Investments	—	39,600,000	—
Total	$784,094,494	$914,226,280	$5,193,388

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INCOME BUILDER (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$726,664	$—
Futures Contracts	3,508,247	—	—
Credit Default Swap Contracts	—	22,341	—
Total	$3,508,247	$749,005	$—
Liabilities(b)
Futures Contracts	$(426,307)	$—	$—

RISING DIVIDED GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks(a)
Europe	$292,261,323	$—	$—
North America	2,794,199,242	—	—
Short-term Investments	—	133,800,000	—
Total	$3,086,460,565	$133,800,000	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2014, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of August 1, 2014, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Income Builder	$39,600,000	$39,600,102	$40,608,619
Rising Dividend Growth	133,800,000	133,800,343	137,207,908

REPURCHASE AGREEMENTS — At July 31, 2014, the Principal Amount of the Funds’ interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Income Builder	Rising Dividend Growth
BNP Paribas Securities Co.	0.090%	$10,568,158	$35,707,564
Citigroup Global Markets, Inc.	0.090	4,866,915	16,444,273
Merrill Lynch & Co., Inc.	0.080	4,866,915	16,444,273
TD Securities USA LLC	0.100	13,905,470	46,983,636
Wells Fargo Securities LLC	0.090	5,392,542	18,220,254
TOTAL		$39,600,000	$133,800,000

At July 31, 2014, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Banks	0.131 to 0.171%	03/01/16 to 10/03/16
Federal Home Loan Mortgage Corp.	2.500 to 4.500	03/01/26 to 07/01/44
Federal National Mortgage Association	0.000 to 6.000	03/02/15 to 07/01/44
Government National Mortgage Association	3.500 to 6.500	04/20/26 to 07/20/44
United States Treasury Notes	0.375 to 1.500	11/15/15 to 01/31/19

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies — As a shareholder of another investment company, a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Redemptions Risk — The Funds may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Funds in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Funds. Such large shareholder redemptions may cause the Funds to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Funds’ NAV and liquidity. Similarly, large Funds share purchases may adversely affect the Funds’ performance to the extent that the Funds are delayed in investing new cash and are required to maintain a larger cash position than they ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Funds’ current expenses being allocated over a smaller asset base, leading to an increase in the Funds’ expense ratio.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Non-Diversification Risk — Goldman Sachs Rising Dividend Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 25, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date September 25, 2014

*	Print the name and title of each signing officer under his or her signature.